Income Taxes - Schedule of Income Tax Expense (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal			$ 62,000	$ 0
State			133,095	0
Income tax expense	77,000		195,095
Federal				0
State				0
Total				$ 0